Cover Page	9 Months Ended
Jan. 31, 2025
Cover [Abstract]
Document Type	6-K
Amendment Flag	false
Document Period End Date	Jan. 31, 2025
Document Fiscal Year Focus	2025
Document Fiscal Period Focus	Q3
Entity Registrant Name	ImmunoPrecise Antibodies Ltd.
Entity Central Index Key	0001715925
Current Fiscal Year End Date	--04-30
Entity Address, Address Line One	Industrious 823 Congress Ave Suite 300
Entity Address, City or Town	Austin
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	78701